Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the six and three months ended September 30, 2019 and September 30, 2020.

	Millions of yen
	Six months ended September 30
	2019	2020
Commissions	¥133,454	¥177,765
Fees from investment banking	49,576	37,859
Asset management and portfolio service fees	119,889	111,073
Other revenue	22,142	22,493

Total	¥325,061	¥349,190

	Millions of yen
	Three months ended September 30
	2019	2020
Commissions	¥65,254	¥92,253
Fees from investment banking	22,265	27,031
Asset management and portfolio service fees	59,926	57,417
Other revenue	11,401	10,689

Total	¥158,846	¥187,390

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables, customer contract assets and customer contract liabilities in scope of ASC 606 “
Revenue from Contracts with Customers
” as of March 31, 2020 and September 30, 2020. The amount of Customer contract assets as of March 31, 2020 and September 30, 2020 was immaterial.

	Millions of yen
	March 31, 2020	September 30, 2020
Customer contract receivables	¥103,557	¥74,331
Customer contract liabilities (1)	3,444	3,058

(1)	Customer contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.